Document and Entity Information	Sep. 24, 2019
Cover [Abstract]
Entity Registrant Name	AMERICAN OUTDOOR BRANDS CORP
Security Exchange Name	BX
Amendment Flag	false
Entity Central Index Key	0001092796
Document Type	8-K
Document Period End Date	Sep. 24, 2019
Entity Incorporation State Country Code	NV
Entity File Number	001-31552
Entity Tax Identification Number	87-0543688
Entity Address, Address Line One	2100 Roosevelt Avenue
Entity Address, City or Town	Springfield
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01104
City Area Code	(800)
Local Phone Number	331-0852
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $.001 per Share
Trading Symbol	AOBC
Entity Emerging Growth Company	false